Receivables, Loans, Notes Receivable, and Others	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure	Notes ReceivableIn April 2021, MEOA Sponsor, a wholly owned subsidiary of the Company, entered into a promissory note with MEOA for up to $300,000 with outstanding principal payable by MEOA to MEOA Sponsor on the earlier of (i) September 1, 2021 or (ii) the date MEOA consummates an initial public offering of its securities. At June 30, 2021, the outstanding note receivable balance was $35,000 and is included in other assets.In September 2020, the Company entered into a Senior Secured Convertible Promissory Note with Rainmaker (the “Rainmaker Note”), pursuant to which the Company loaned Rainmaker the principal amount of $3.1 million. The Rainmaker Note is secured as a registered lien under the Uniform Commercial Code and the Personal Property Security Act (Ontario) against the assets of Rainmaker and bears interest at the rate of 10% per annum. The principal and interest accrue monthly and are due and payable in full on September 14, 2023.